Cash and Deposits with Financial Institutions - Summary of Cash and Deposits with Financial Institutions (Detail) - CAD ($) $ in Millions		Oct. 31, 2019		Oct. 31, 2018		Oct. 31, 2017	[2]	Oct. 31, 2016
Disclosure Of Cash And Cash Equivalents [abstract]
Cash and non-interest-bearing deposits with financial institutions	[1]	$ 10,904	[2]	$ 8,997	[2]	$ 7,825		$ 6,855
Interest-bearing deposits with financial institutions		35,816		53,272
Total		$ 46,720		$ 62,269

[1]	Represents cash and non-interest bearing deposits with financial institutions (refer to Note 6).
[2]	The amounts for years ended October 31, 2019 and October 31, 2018 have been prepared in accordance with IFRS 9; prior year amounts have not been restated.